OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2021 (Unaudited)

Shares			Value
Common Stocks: 2.6%
Food & Staples Retailing: 2.0%
4,957,942		Southeastern Grocers, Inc. [1,2]	$117,751,123
61,582,000		Tops Holding, Litigation Trust Proceeds [1,2,6]	46,248
			117,797,371

Metals & Mining: 0.6%
823		Real Alloy Holding, Inc. [1,2]	32,902,800

Total Common Stocks
(Cost $110,291,525)			150,700,171

Convertible Preferred Stocks: 1.4%
Construction & Engineering: 0.2%
7,250		Fluor Corp., 6.500%	9,594,650

Media: 0.2%
196,000		ViacomCBS, Inc., 5.750%	9,843,120

Road & Rail: 1.0%
490,000		Daseke, Inc., 7.625% [1,10]	57,460,585

Total Convertible Preferred Stocks
(Cost $67,912,000)			76,898,355

Principal Amount
Bonds: 78.8%
Corporate Bonds: 72.0%
Air Freight & Logistics: 1.3%
		Cargo Aircraft Management, Inc.
$4,590,000		4.750%, 02/01/2028	4,679,000
		XPO Logistics, Inc.
64,500,000		6.250%, 05/01/2025	67,564,718
			72,243,718
Airlines: 3.2%
		American Airlines, Inc.
78,624,000		11.750%, 07/15/2025	97,108,109
		Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
20,000,000		6.500%, 06/20/2027	21,380,100
		United Airlines Holdings, Inc.
45,074,000		4.250%, 10/01/2022	45,806,002
14,896,000		4.875%, 01/15/2025	15,339,901
			179,634,112
Auto Components: 4.0%
		Adient US LLC
31,100,000		9.000%, 04/15/2025	33,078,583
		American Axle & Manufacturing, Inc.
16,600,000		6.250%, 03/15/2026	16,969,599
5,260,000		6.500%, 04/01/2027	5,469,085
40,000,000		6.875%, 07/01/2028	43,192,600
		The Goodyear Tire & Rubber Co.
53,605,000		9.500%, 05/31/2025	58,010,795
14,500,000		5.000%, 07/15/2029	15,603,450
		Real Hero Merger Sub 2, Inc.
53,502,000		6.250%, 02/01/2029	53,493,707
			225,817,819
Automobiles: 1.0%
		Ford Motor Co.
9,000,000		9.625%, 04/22/2030	13,187,835
		Ford Motor Credit Co. LLC
7,925,000		3.264% (3 Month LIBOR USD + 3.140%), 01/07/2022 [3]	7,925,006
12,051,000		4.250%, 09/20/2022	12,283,765
10,000,000		4.687%, 06/09/2025	10,760,550
		Thor Industries, Inc.
10,000,000		4.000%, 10/15/2029	9,912,500
			54,069,656
Beverages: 0.3%
		Primo Water Holdings, Inc.
19,700,000		4.375%, 04/30/2029	19,535,308

Building Products: 2.4%
		Builders FirstSource, Inc.
19,021,000		6.750%, 06/01/2027	20,087,698
		Griffon Corp.
45,000,000		5.750%, 03/01/2028	46,796,175
		Patrick Industries, Inc.
47,775,000		7.500%, 10/15/2027	51,030,627
		PGT Innovations, Inc.
17,000,000		4.375%, 10/01/2029	17,114,155
			135,028,655
Capital Markets: 0.9%
		Oppenheimer Holdings, Inc.
49,250,000		5.500%, 10/01/2025	51,269,496

Chemicals: 2.3%
		Consolidated Energy Finance SA
33,852,000		3.953% (3 Month LIBOR USD + 3.750%), 06/15/2022 [3]	33,537,628
39,500,000		5.625%, 10/15/2028	38,666,748
		INEOS Quattro Finance 2 PLC
32,914,000		3.375%, 01/15/2026	33,072,810
		Olin Corp.
1,750,000		5.500%, 08/15/2022	1,790,967
19,296,000		5.625%, 08/01/2029	20,932,108
			128,000,261
Commercial Services & Supplies: 3.3%
		The Brink’s Co.
15,000,000		5.500%, 07/15/2025	15,615,000
		GFL Environmental, Inc.
11,100,000		5.125%, 12/15/2026	11,557,597
19,750,000		4.750%, 06/15/2029	19,953,030
		KAR Auction Services, Inc.
57,718,000		5.125%, 06/01/2025	58,653,609
		Pitney Bowes, Inc.
51,500,000		7.250%, 03/15/2029	52,988,608
		Quad/Graphics, Inc.
29,258,000		7.000%, 05/01/2022	29,696,870
			188,464,714
Computers & Peripherals: 3.2%
		CPI Acquisition, Inc.
51,860,000		8.625%, 03/15/2026	54,908,590
		NCR Corp.
34,425,000		5.750%, 09/01/2027	36,008,550
5,750,000		5.000%, 10/01/2028	5,931,240
10,000,000		5.125%, 04/15/2029	10,370,100
		Xerox Holdings Corp.
70,000,000		5.000%, 08/15/2025	74,273,500
			181,491,980
Construction & Engineering: 4.2%
		APi Escrow Corp.
1,500,000		4.750%, 10/15/2029	1,532,295
		APi Group DE, Inc.
38,250,000		4.125%, 07/15/2029	38,497,669
		Global Infrastructure Solutions, Inc.
51,157,000		5.625%, 06/01/2029	52,511,382
		Great Lakes Dredge & Dock Corp.
25,832,000		5.250%, 06/01/2029	26,645,837
		New Enterprise Stone & Lime Co., Inc.
46,500,000		5.250%, 07/15/2028	47,220,982
		Tutor Perini Corp.
69,415,000		6.875%, 05/01/2025	70,027,240
			236,435,405
Construction Materials: 0.1%
		Cemex SAB de CV
4,750,000		7.375%, 06/05/2027	5,235,450

Consumer Finance: 1.8%
		Enova International, Inc.
36,895,000		8.500%, 09/01/2024	37,777,528
26,105,000		8.500%, 09/15/2025	26,948,192
		FirstCash, Inc.
15,000,000		4.625%, 09/01/2028	15,008,025
19,500,000		5.625%, 01/01/2030	19,897,995
			99,631,740
Distributors: 0.7%
		American Builders & Contractors Supply Co., Inc.
2,468,000		4.000%, 01/15/2028	2,528,873
35,000,000		3.875%, 11/15/2029	34,964,125
			37,492,998
Diversified Consumer Services: 0.3%
		Carriage Services, Inc.
19,500,000		4.250%, 05/15/2029	19,432,043

Diversified Financial Services: 0.8%
		Aviation Capital Group LLC
5,500,000		5.500%, 12/15/2024	6,022,928
		Burford Capital Global Finance LLC
38,650,000		6.250%, 04/15/2028	41,122,054
			47,144,982
Diversified Telecommunication Services: 2.1%
		Level 3 Financing, Inc.
44,668,000		4.625%, 09/15/2027	45,629,032
		Lumen Technologies, Inc.
22,925,000		5.800%, 03/15/2022	23,125,938
50,600,000		5.375%, 06/15/2029	50,678,430
			119,433,400
Equity Real Estate Investment Trusts - REITS: 0.5%
		HAT Holdings I LLC / HAT Holdings II LLC
9,704,000		6.000%, 04/15/2025	10,101,864
		Iron Mountain, Inc.
20,000,000		4.500%, 02/15/2031	20,250,000
			30,351,864
Food & Staples Retailing: 3.5%
		C&S Group Enterprises LLC
39,500,000		5.000%, 12/15/2028	37,434,150
		KeHE Distributors LLC / KeHE Finance Corp.
47,416,000		8.625%, 10/15/2026	50,960,346
		Performance Food Group, Inc.
19,500,000		4.250%, 08/01/2029	19,376,760
		SEG Holding LLC / SEG Finance Corp.
15,000,000		5.625%, 10/15/2028	15,734,625
		United Natural Foods, Inc.
5,000,000		6.750%, 10/15/2028	5,361,375
		US Foods, Inc.
39,399,000		6.250%, 04/15/2025	41,066,760
29,354,000		4.750%, 02/15/2029	29,878,849
			199,812,865
Food Products: 0.1%
		Simmons Foods, Inc. / Simmons
5,000,000		4.625%, 03/01/2029	4,933,350

Health Care Providers & Services: 0.7%
		AMN Healthcare, Inc.
5,000,000		4.625%, 10/01/2027	5,187,500
		Owens & Minor, Inc.
36,210,000		4.500%, 03/31/2029	37,167,574
			42,355,074
Hotels, Restaurants & Leisure: 5.3%
		Aramark Services, Inc.
34,000,000		6.375%, 05/01/2025	35,573,350
		Carnival Corp.
23,616,000		7.625%, 03/01/2026	24,786,291
9,500,000		5.750%, 03/01/2027	9,514,250
19,750,000		6.000%, 05/01/2029	19,690,256
		Carrols Restaurant Group, Inc.
57,625,000		5.875%, 07/01/2029	51,943,463
		GPS Hospitality Holding Co LLC / GPS Finco, Inc.
49,500,000		7.000%, 08/15/2028	44,974,710
		International Game Technology PLC
5,000,000		4.125%, 04/15/2026	5,156,550
		NCL Corp. Ltd.
25,844,000		12.250%, 05/15/2024	30,651,371
15,510,000		3.625%, 12/15/2024	14,654,546
7,000,000		5.875%, 03/15/2026	6,978,125
		Six Flags Entertainment Corp.
48,676,000		4.875%, 07/31/2024	49,218,251
		Six Flags Theme Parks, Inc.
7,500,000		7.000%, 07/01/2025	8,017,969
			301,159,132
Household Durables: 2.7%
		Empire Communities Corp.
59,355,000		7.000%, 12/15/2025	61,501,277
		Installed Building Products, Inc.
6,750,000		5.750%, 02/01/2028	7,029,922
		Mattamy Group Corp.
24,500,000		5.250%, 12/15/2027	25,802,543
		The New Home Co., Inc.
47,308,000		7.250%, 10/15/2025	48,400,105
		Taylor Morrison Communities, Inc.
9,500,000		5.750%, 01/15/2028	10,629,360
			153,363,207
Industrial Conglomerates: 1.4%
		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
17,769,000		4.750%, 09/15/2024	18,458,704
9,783,000		6.375%, 12/15/2025	9,964,768
49,872,000		6.250%, 05/15/2026	52,006,771
			80,430,243
IT Services: 4.7%
		Alliance Data Systems Corp.
15,832,000		4.750%, 12/15/2024	16,170,805
49,250,000		7.000%, 01/15/2026	51,766,429
		Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
74,500,000		6.000%, 11/01/2029	73,537,832
		KBR, Inc.
20,000,000		4.750%, 09/30/2028	20,429,600
		MoneyGram International, Inc.
56,240,000		5.375%, 08/01/2026	57,147,151
		Unisys Corp.
44,950,000		6.875%, 11/01/2027	48,725,800
			267,777,617
Machinery: 1.9%
		Hillenbrand, Inc.
4,000,000		5.750%, 06/15/2025	4,184,000
		The Manitowoc Co., Inc.
11,325,000		9.000%, 04/01/2026	11,932,926
		Wabash National Corp.
38,000,000		4.500%, 10/15/2028	38,427,500
		Welbilt, Inc.
55,002,000		9.500%, 02/15/2024	55,619,397
			110,163,823
Media: 0.9%
		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
51,300,000		5.875%, 08/15/2027	52,573,266

Metals & Mining: 3.4%
		Century Aluminum Co.
40,000,000		7.500%, 04/01/2028	42,290,806
		Coeur Mining, Inc.
63,250,000		5.125%, 02/15/2029	58,056,543
		Hecla Mining Co.
61,347,000		7.250%, 02/15/2028	65,812,448
		Real Alloy Holding, Inc.
13,002,247		10.209%, (3 Month LIBOR USD + 10.000%) Cash or 12.209% (3 Month LIBOR USD + 12.000%) PIK, 05/31/2023 [1,3]	13,002,247
		SunCoke Energy, Inc.
15,750,000		4.875%, 06/30/2029	15,694,954
			194,856,998
Mortgage Real Estate Investment Trusts - REITS: 0.5%
		HAT Holdings I LLC / HAT Holdings II LLC
30,000,000		3.375%, 06/15/2026	30,340,200

Oil, Gas & Consumable Fuels: 3.3%
		Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
11,425,000		7.750%, 08/15/2025	11,394,038
11,792,000		9.250%, 07/15/2024	12,811,242
15,900,000		11.000%, 04/15/2025	17,168,661
		Genesis Energy L.P. / Genesis Energy Finance Corp.
51,550,000		7.750%, 02/01/2028	52,009,568
		Global Partners L.P. / GLP Finance Corp.
30,750,000		7.000%, 08/01/2027	31,933,875
		NGL Energy Operating LLC / NGL Energy Finance Corp.
7,500,000		7.500%, 02/01/2026	7,744,537
		Renewable Energy Group, Inc.
53,601,000		5.875%, 06/01/2028	55,150,337
			188,212,258
Paper & Forest Products: 0.6%
		Resolute Forest Products, Inc.
34,750,000		4.875%, 03/01/2026	35,369,940

Professional Services: 0.2%
		Korn Ferry
9,600,000		4.625%, 12/15/2027	9,901,776

Specialty Retail: 3.4%
		Caleres, Inc.
36,385,000		6.250%, 08/15/2023	36,385,000
		Ken Garff Automotive LLC
49,795,000		4.875%, 09/15/2028	49,932,932
		LCM Investments Holdings II LLC
12,500,000		4.875%, 05/01/2029	12,865,938
		Penske Automotive Group, Inc.
19,734,000		3.500%, 09/01/2025	20,198,834
		Rent-A-Center, Inc.
38,750,000		6.375%, 02/15/2029	40,451,900
		Sonic Automotive, Inc.
34,500,000		4.625%, 11/15/2029	34,886,228
			194,720,832
Textiles, Apparel & Luxury Goods: 0.3%
		The William Carter Co.
13,000,000		5.500%, 05/15/2025	13,500,500
3,000,000		5.625%, 03/15/2027	3,104,250
			16,604,750
Thrifts & Mortgage Finance: 3.1%
		Nationstar Mortgage Holdings, Inc.
13,250,000		6.000%, 01/15/2027	13,817,034
24,680,000		5.500%, 08/15/2028	25,210,867
9,500,000		5.125%, 12/15/2030	9,394,930
18,000,000		5.750%, 11/15/2031	17,935,290
		PennyMac Financial Services, Inc.
56,030,000		5.375%, 10/15/2025	57,634,139
		United Wholesale Mortgage LLC
18,000,000		5.500%, 11/15/2025	18,357,030
5,000,000		5.750%, 06/15/2027	5,017,500
29,500,000		5.500%, 04/15/2029	28,988,322
			176,355,112
Trading Companies & Distributors: 3.2%
		Avation Capital SA
79,863,679		8.250% Cash or 9.000% PIK, 10/31/2026	67,168,549
		Castlelake Aviation Finance DAC
52,500,000		5.000%, 04/15/2027	52,158,750
		Herc Holdings, Inc.
32,823,000		5.500%, 07/15/2027	34,175,472
		WESCO Distribution, Inc.
15,125,000		7.125%, 06/15/2025	16,051,784
9,750,000		7.250%, 06/15/2028	10,704,915
			180,259,470
Transportation Infrastructure: 0.4%
		Signature Aviation US Holdings, Inc.
25,600,000		4.000%, 03/01/2028	25,542,784

Total Corporate Bonds
(Cost $4,042,465,108)			4,095,446,298

Convertible Bonds: 6.5%
Aerospace & Defense: 0.2%
		Parsons Corp.
12,500,000		0.250%, 08/15/2025	12,458,750

Airlines: 0.2%
		Southwest Airlines Co.
7,675,000		1.250%, 05/01/2025	10,259,556

Auto Components: 0.6%
		Horizon Global Corp.
21,347,000		2.750%, 07/01/2022	20,681,742
		Patrick Industries, Inc.
11,250,000		1.750%, 12/01/2028	11,725,361
			32,407,103
Automobiles: 0.2%
		Ford Motor Co.
7,750,000		N/A%, 03/15/2026 [8]	10,699,844

Consumer Finance: 0.2%
		EZCORP, Inc.
9,750,000		2.375%, 05/01/2025	8,854,219

Electronic Equipment, Instruments & Components: 0.1%
		OSI Systems, Inc.
8,500,000		1.250%, 09/01/2022	8,729,104

Energy Equipment & Services: 0.2%
		Helix Energy Solutions Group, Inc.
13,704,000		4.250%, 05/01/2022	13,767,035

Entertainment: 0.2%
		Live Nation Entertainment, Inc.
7,000,000		2.000%, 02/15/2025	9,233,000

Health Care Equipment & Supplies: 0.8%
		CONMED Corp.
8,755,000		2.625%, 02/01/2024	14,598,962
		Haemonetics Corp.
17,750,000		N/A%, 03/01/2026 [8]	14,929,964
		Integra LifeSciences Holdings Corp.
13,000,000		0.500%, 08/15/2025	14,145,300
			43,674,226
Health Care Technology: 0.1%
		Tabula Rasa HealthCare, Inc.
8,400,000		1.750%, 02/15/2026	6,982,920

Hotels, Restaurants & Leisure: 0.6%
		Carnival Corp.
8,714,000		5.750%, 04/01/2023	18,395,254
		NCL Corp. Ltd.
6,835,000		6.000%, 05/15/2024	11,838,220
2,500,000		1.125%, 02/15/2027	2,353,250
			32,586,724
Internet & Direct Marketing Retail: 0.2%
		Etsy, Inc.
7,750,000		0.250%, 06/15/2028	9,149,650

IT Services: 0.2%
		Euronet Worldwide, Inc.
8,680,000		0.750%,	9,461,200

Machinery: 0.2%
		John Bean Technologies Corp.
9,450,000		0.250%, 05/15/2026	10,432,800

Pharmaceuticals: 0.2%
		Jazz Investments I Ltd.
6,000,000		1.500%, 08/15/2024	6,026,250
6,650,000		2.000%, 06/15/2026	7,539,438
			13,565,688
Semiconductors & Semiconductor Equipment: 0.1%
		Rambus, Inc.
5,000,000		1.375%, 02/01/2023	7,869,000

Software: 1.9%
		Alteryx, Inc.
4,647,000		1.000%, 08/01/2026	4,176,491
		BigBear.ai Holdings, Inc.
28,350,000		6.000%, 12/15/2026	27,074,250
		Box, Inc.
5,650,000		N/A%, 01/15/2026 [8]	6,815,595
		Envestnet, Inc.
9,490,000		0.750%, 08/15/2025	9,567,106
		Jamf Holding Corp.
10,600,000		0.125%, 09/01/2026	11,043,875
		Mandiant, Inc.
20,566,000		1.625%, 06/01/2035	20,619,090
		Rapid7, Inc.
10,000,000		0.250%, 03/15/2027	12,938,000
		Tyler Technologies, Inc.
6,750,000		0.250%, 03/15/2026	8,291,700
		Zendesk, Inc.
8,550,000		0.625%, 06/15/2025	10,243,755
			110,769,862
Thrifts & Mortgage Finance: 0.3%
		EZCORP, Inc.
16,285,000		2.875%, 07/01/2024	16,814,262

Total Convertible Bonds
(Cost $327,774,590)			367,714,943

Private Mortgage Backed Obligations: 0.3%
Diversified Financial Services: 0.3%
		HAS Capital Income Opportunity Fund II
21,807,000		8.000%, 12/31/2024 (Cost $21,807,000, Acquisition Dates 06/10/2016, 09/19/2016) [1,3,5]	16,297,178

Total Private Mortgage Backed Obligations
(Cost $21,807,000)			16,297,178

Total Bonds
(Cost $4,392,046,698)			4,479,458,419

Shares
Warrants: 0.0% [7]
Trading Companies & Distributors: 0.0% [7]
1,601,250		Avation PLC, Warrants (Expiration Date 10/31/2026, Exercise Price 114.5 GBp) [1,2]	613,581
Total Warrants
(Cost $–)			613,581

Short-Term Investments: 15.9%
Commercial Paper: 3.9%
Automobiles: 0.9%
		General Motors Financial Co., Inc.
$50,000,000		0.457%, 02/09/2022 [10]	49,978,055

Diversified Financial Services: 0.9%
		Aviation Capital Group LLC
50,000,000		0.460%, 01/10/2022 [10]	49,997,236

Electronic Equipment, Instruments & Components: 0.5%
		Jabil, Inc.
29,750,000		0.481%, 01/20/2022 [10]	29,740,877

Equity Real Estate Investment Trusts - REITS: 0.7%
		Crown Castle International Corp.
45,000,000		0.471%, 01/12/2022 [10]	44,994,315

Health Care Providers & Services: 0.9%
		Cigna Corp.
50,000,000		0.382%, 02/18/2022 [10]	49,977,882

Total Commercial Paper
(Cost $224,682,183)			224,688,365

Money Market Funds: 12.0%

341,453,947		Federated Hermes U.S. Treasury Cash Reserves - Class I, 0.006% [4]	341,453,947

341,453,948		Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio , 0.010% [4]	341,453,948
Total Money Market Funds
(Cost $682,907,895)			682,907,895
Total Short-Term Investments
(Cost $907,590,078)			907,596,260
Total Investments in Securities: 98.7%
(Cost $5,477,840,301)			5,615,266,786
Other Assets in Excess of Liabilities: 1.3%			71,155,340
Total Net Assets: 100.0%			$5,686,422,126

LIBOR -		London Interbank Offered Rate
PIK -		Payment In Kind
USD -		United States Dollar

	[1]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
	[2]	Non-income producing security.
	[3]	Variable rate security; rate shown is the rate in effect on December 31, 2021.
	[4]	Annualized seven-day effective yield as of December 31, 2021.
	[5]	Security considered restricted. As of December 31, 2021, the value of the restricted securities was $16,297,178 or 0.3% of net assets.
	[6]	Not a readily marketable security.
	[7]	Does not round to 0.1% or (0.1)%
	[8]	Zero coupon security.
	[9]	Company is an “affiliated person” of the Fund, as defined in the Investment Company Act of 1940.
	[10]	Rate represents the yield to maturity from purchase price.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at December 31, 2021 (Unaudited)

The Osterweis Strategic Income Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1]	$-	$-	$150,700,171	$150,700,171
Convertible Preferred Stocks [1]	9,843,120	9,594,650	57,460,585	76,898,355
Corporate Bonds [1,2]	–	4,082,444,051	13,002,247	4,095,446,298
Convertible Bonds [1]	–	367,714,943	–	367,714,943
Private Mortgage Backed Obligations [1]	–	–	16,297,178	16,297,178
Warrants [1]	–	–	613,581	613,581
Short-Term Investments	682,907,895	$224,688,365	–	907,596,260
Total Assets:	$692,751,015	$4,684,442,009	$238,073,762	$5,615,266,786

[1] See Schedule of Investments for industry breakouts.
[2] See Schedule of Investments for disclosure of Level 3 securities.

The Following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Stocks	Corporate Bonds	Private Mortgage Backed Obligations	Warrants	Total
Balance as of March 31, 2021	$134,303,605	$-	$14,343,157	$16,913,269	$848,561	$166,408,592
Acquisitions	-	-	-	-	-	-
Dispositions	(68,285,192)	-	(1,340,910)	-	-	(69,626,102)
Accrued discounts/premiums	-	-	43,437	-	-	43,437
Realized gain (loss)	32,202,736	-	-	-	-	32,202,736
Change in unrealized appreciation/depreciation	52,479,022	1,011,115	(43,437)	(616,091)	(234,980)	52,595,629
Transfer in and/or out of Level 3	-	56,449,470	-	-	-	56,449,470
Balance as of December 31, 2021	$150,700,171	$57,460,585	$13,002,247	$16,297,178	$613,581	$238,073,762

Change in unrealized appreciation/depreciation for Level 3 investments held at December 31, 2021	$52,479,022	$1,011,115	$(43,437)	$(616,091)	$(234,980)	$52,595,629

Type of Security	Fair Value at 12/31/21	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Comparable Approach	Discount Rate, EBITDA Multiple	3.0%/5.5x
		Broker Quotes	Market Data	$23.75
	$150,700,171	Estimated Proceeds	Market Data	$0.0007514
Convertible Preferred Stocks	$57,460,585	Convertible Valuation Model	Adjustment to yield	200 bps
Corporate Bonds	$13,002,247	Issue Price	Market Data	$100.00
Private Mortgage Backed Obligations	$16,297,178	Discounted Cash Flow	Adjustment to yield	344 bps
Warrants	$613,581	Black Scholes	Volatility	45%

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.